Note 1 - Description of Business (Q3) (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2020 Subsidiary	Dec. 31, 2019 Subsidiaries
BioLab 612 [Member]
Schedule of Equity Method Investments [Line Items]
Number of Wholly Owned Subsidiaries	1	1
GPI [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	50.00%	50.00%